Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year (in shares)		18,878,000	20,217,000	2,738,000
Addition (in shares)				21,684,000
Granted (in shares)		(736,000)	(1,917,000)	(4,851,000)
Cancelled/expired/forfeited (in shares)		398,000	578,000	646,000
Outstanding number of shares available for issuance at the end of the year (in shares)		18,540,000	18,878,000	20,217,000	2,738,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 103.46	$ 40.60	$ 19.50
Proceeds from employee options exercised		$ 2,285,000	$ 4,183,000	$ 7,822,000
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000
Stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)		2,587,000	6,303,000	14,330,000
Exercised (in shares)		(2,122,000)	(3,625,000)	(7,309,000)
Cancelled/expired/forfeited (in shares)		(28,000)	(91,000)	(718,000)
Outstanding at the end of the year (in shares)		437,000	2,587,000	6,303,000	14,330,000
Vested and expected to vest at the end of the year (in shares)		437,000	2,572,000
Exercisable at the end of the year (in shares)		437,000	2,433,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 1.41	$ 1.26	$ 1.28
Exercised (in dollars per share)		1.04	1.10	1.11
Cancelled/expired/forfeited (in dollars per share)		0.68	3.37	3.22
Outstanding at the end of the year (in dollars per share)		3.24	1.41	$ 1.26	$ 1.28
Vested and expected to vest at the end of the year (in dollars per share)		3.24	1.40
Exercisable at the end of the year (in dollars per share)		$ 3.24	$ 1.28
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		2 years	1 year 7 months 6 days	2 years 4 months 24 days	3 years 2 months 12 days
Vested and expected to vest at the end of the year		2 years	1 year 7 months 6 days
Exercisable at the end of the year		2 years	1 year 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 43,800,000	$ 101,403,000	$ 114,975,000	$ 185,684,000
Vested and expected to vest at the end of the year		43,800,000	100,819,000
Exercisable at the end of the year		43,800,000	95,678,000
Total intrinsic value of options exercised		135,200,000	129,300,000	106,200,000
Proceeds from employee options exercised		2,300,000	4,200,000	$ 7,800,000
Unrecognized compensation cost		$ 0	$ 1,100,000
Stock options | 2014 Plan
Options Outstanding
Granted (in shares)		0	0	0
Restricted share units | 2014 Plan
Number of shares available for issuance
Restricted shares units granted (in shares)		700,000	1,900,000	4,900,000